Shareholder Report, Holdings (Details) - C000009521 [Member]	Jul. 31, 2024
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.14%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%